Financial Instruments (Details) - USD ($)	Dec. 31, 2018		Dec. 31, 2017
Investments, All Other Investments [Abstract]
Cash and cash equivalents of continuing operations	$ 7,696,699		$ 4,628,392
Prepaid expenses and other current assets	532,289		398,536
Other assets of discontinued operations			15,932,083
Other financial liabilities	3,130,766	[1]	2,409,803
liabilities of discontinued operations			$ 14,218,356

[1]	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.